Redemption Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Redemption Receivable, Net [Abstract]
Schedule of Redemption Receivable, Net
	As of December 31,
	2025	2024
Redemption receivable	$8,277,333	$—
Less: allowance for expected credit loss	(54,579)	—
Redemption receivable, net	$8,222,754	$—